UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     AKJ Asset Management, LLC
Address:  1180 Harker Avenue
          Palo Alto, CA  94301

Form 13F File Number:    28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth R. Bilodeau, Jr.
Title:    Manager
     Phone:    650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.      Palo Alto, CA       October 17, 2008
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      63

Form 13F Information Table Value Total:      $ 96,765 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
NAME OF ISSUER           TITLE  CUSIP      VALUE     SHARES    INV.     OTHER     VOTING AUTH
                         OF                X1000               DISC.    MGR
                         CLASS
                                                                                  SOLE   SHR   NONE
ABM Industries, Inc.      cs    00163T109        317     14500 sole     n/a              n/a       14500
Abbott Labs               cs    002824100        564     9,800 sole     n/a              n/a       9,800
Automatic Data Proc       cs    053015103      2,806    65,647 sole     n/a              n/a      65,647
Ameren Corp.              cs    023608102        861    22,066 sole     n/a              n/a      22,066
AFLAC Inc                 cs    001055102      2,627    44,714 sole     n/a              n/a      44,714
American Intl Group.      cs    026874107        272    81,684 sole     n/a              n/a      81,684
Allied Cap Corp           cs    01903Q108      1,166   107,984 sole     n/a              n/a     107,984
Amerigas Partners         oa    030975106        524    17,225 sole     n/a              n/a      17,225
American Express          cs    025816109        832    23,469 sole     n/a              n/a      23,469
Bank America              cs    060505104      4,540   129,718 sole     n/a              n/a     129,718
Bristol Myers             cs    110122108      1,607    77,086 sole     n/a              n/a      77,086
Cisco Systems             cs    17275R102      3,287   145,702 sole     n/a              n/a     145,702
Capitalsource Inc         cs    14055X102      1,317   107,067 sole     n/a              n/a     107,067
Chevron Texaco            cs    166764100        219     2,651 sole     n/a              n/a       2,651
Diebold Incorporated      cs    253651103      1,985    59,950 sole     n/a              n/a      59,950
Du Pont EI De Nemour      cs    263534109      1,914    47,500 sole     n/a              n/a      47,500
D T E Energy Company      cs    233331107        409    10,200 sole     n/a              n/a      10,200
Duke Power                cs    26441C105        643    36,870 sole     n/a              n/a      36,870
I Shares Dow Div          ut    464287168      3,517    66,061 sole     n/a              n/a      66,061
Consolidated Edison       cs    209115104      1,296    30,167 sole     n/a              n/a      30,167
I Share Tr MSCI           ut    464287465      1,820    32,335 sole     n/a              n/a      32,335
Fannie Mae                cs    313586109         94    61,492 sole     n/a              n/a      61,492
Nicor Inc.                cs    654086107        744    16,781 sole     n/a              n/a      16,781
General Electric          cs    369604103      3,244   127,210 sole     n/a              n/a     127,210
Great Plains Energy       cs    391164100      1,875    84,382 sole     n/a              n/a      84,382
Health Care REIT          oa    42217K106        240     4,507 sole     n/a              n/a       4,507
HCP Inc. REIT             oa    421915109        539    13,433 sole     n/a              n/a      13,433
Hawaiian Elec Indus       cs    419870100        207     7,100 sole     n/a              n/a       7,100
Hewlett-Packard Co        cs    428236103        235     5,082 sole     n/a              n/a       5,082
Hospitality Pptys Tr      oa    44106M102      1,750    85,300 sole     n/a              n/a      85,300
Intel                     cs    458140100      2,760   147,368 sole     n/a              n/a     147,368
Johnson and Johnson       cs    478160104      1,425    20,573 sole     n/a              n/a      20,573
JP Morgan Chase           cs    46625H100      4,044    86,585 sole     n/a              n/a      86,585
Kimberly Clark            cs    494368103      2,009    30,981 sole     n/a              n/a      30,981
Kinder Morgan Energy      oa    494550106      3,207    61,645 sole     n/a              n/a      61,645
Kinder Morgan Mgmt        cs    49455U100        932    18,946 sole     n/a              n/a      18,946
Coca-Cola Co.             cs    191216100      2,802    52,986 sole     n/a              n/a      52,986
Lincoln National          cs    534187109      2,492    58,217 sole     n/a              n/a      58,217
Herman Miller Inc         cs    600544100        258    10,558 sole     n/a              n/a      10,558
3M Company                cs    88579Y101      3,011    44,082 sole     n/a              n/a      44,082
Altria Group Inc          cs    718154107        423    21,320 sole     n/a              n/a      21,320
Nucor Corp                cs    670346105      2,672    67,640 sole     n/a              n/a      67,640
Paccar                    cs    693718108        575    15,068 sole     n/a              n/a      15,068
Precision Castparts       cs    740189105      4,128    52,399 sole     n/a              n/a      52,399
Pfizer                    cs    717081103        377    20,419 sole     n/a              n/a      20,419
Proctor and Gamble        cs    742718109        357     5,117 sole     n/a              n/a       5,117
Progress Energy Inc       cs    743263105      1,844    42,750 sole     n/a              n/a      42,750
Philip Morris Intnl       cs    718172109      1,025    21,320 sole     n/a              n/a      21,320
Pharmaceutical Holdr      ut    71712A206        339     5,100 sole     n/a              n/a       5,100
Penn West Energy Tr       cs    707885109      4,320   179,247 sole     n/a              n/a     179,247
Schlumberger              cs    806857108        289     3,707 sole     n/a              n/a       3,707
The Southern Company      cs    842587107        654    17,350 sole     n/a              n/a      17,350
A T & T Inc               cs    00206R102        210     7,512 sole     n/a              n/a       7,512
Integrys Energy Grp.      cs    45822P105        524    10,491 sole     n/a              n/a      10,491
Tyco Electronics          cs    G91449105        717    25,923 sole     n/a              n/a      25,923
Tyco                      cs    902124106        916    26,148 sole     n/a              n/a      26,148
US Bancorp                cs    902973304        348     9,670 sole     n/a              n/a       9,670
Vulcan Materials Co.      cs    929160109      1,568    21,051 sole     n/a              n/a      21,051
Vanguard Value ETF        ut    922908744      2,173    41,462 sole     n/a              n/a      41,462
Vanguard Growth Idx       ut    922908736      1,441    27,600 sole     n/a              n/a      27,600
Walgreen                  cs    931422109      2,844    91,866 sole     n/a              n/a      91,866
Wells Fargo               cs    949746101      3,774   100,549 sole     n/a              n/a     100,549
Exxon Mobil Corp.         cs    30231G102        856    11,017 sole     n/a              n/a      11,017



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